Segmented Information - Share of E-Car Partnership (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
Equity loss	151	121	132
Adjusted EBIT	1,750	1,217	1,197
North America [Member]
Segment Reporting Information [Line Items]
Total sales	16,335	14,855	12,370
Adjusted EBIT	1,521	1,373	1,116
Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12,709	12,556	10,289
Adjusted EBIT	165	(22)	117
Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(318)	(262)	(210)
Adjusted EBIT	0	(40)	(94)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	30,837	28,748	23,465
Adjusted EBIT	1,658	1,367	1,211
E-Car [Member]
Segment Reporting Information [Line Items]
Total sales	91	92	20
E-Car [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total sales	12	0	0
Equity loss	0	0	0
Amortization of intangibles	52	0	0
Adjusted EBIT	(76)	0	0
E-Car [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12	0	0
Equity loss	0	0	0
Amortization of intangibles	0	0	0
Adjusted EBIT	(6)	0	0
E-Car [Member] | Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	0	0	8
Equity loss	35	66	30
Amortization of intangibles	0	0	0
Adjusted EBIT	(35)	(66)	(80)
E-Car [Member] | Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	24	0	8
Equity loss	35	66	30
Amortization of intangibles	52	0	0
Adjusted EBIT	$ (117)	$ (66)	$ (80)